Supplement dated November 26, 2002*
                          to the following prospectus:
Wells Fargo Advantage(SM) Builder Variable Annuity dated May 1, 2002 -- 45224 A


References in the prospectus limiting initial investments in the Wells Fargo Advantage(SM) Builder Variable Annuity contract to rollovers, transfers and exchanges are hereby deleted.




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.





44224-15 A (11/02)

* Valid until April 30, 2003